Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Central Index Key	0000932470
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY